CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, Waddell & Reed Advisors High Income Fund, Inc. (1933 Act File No. 2-63643; 1940 Act File No. 811-2907) ("Registrant") hereby certifies (a) that the form of Prospectus used with respect to the Registrant does not differ from the Prospectus contained in Post-Effective Amendment No. 37 ("Amendment No. 37") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) that Amendment No. 37 was filed electronically.

WADDELL & REED ADVISORS
HIGH INCOME FUND, INC.

Dated: February 3, 2006	By: /s/Kristen A. Richards
Kristen A. Richards
Vice President, Secretary and
Associate General Counsel